Other non current assets	6 Months Ended
Jun. 30, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets

8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,	June 30,
	2012	2013
Deferred mobilization expenses	$53,615	$69,451
Deferred finance costs	-	22,723
Other	29,675	12,051
Total	$83,290	$104,225